DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)		12 Months Ended
	Dec. 22, 2020 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) item $ / shares	Dec. 31, 2021 USD ($)
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Price of warrant | $ / shares		$ 1.50
MedTech Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Condition for future business combination number of businesses minimum | item		1
Purchase price, per unit | $ / shares		$ 10.00
Transaction costs	$ 14,161,525
Underwriting fees	5,000,000
Deferred underwriting fee payable	8,750,000	$ 8,750,000	$ 8,750,000
Other offering costs	$ 411,525
Condition for future business combination use of proceeds percentage		80
Condition for future business combination threshold percentage ownership		50
Condition for future business combination threshold net tangible assets		$ 5,000,001
Redemption period upon closure		10 days
Redemption limit percentage without prior consent		15
Obligation to redeem public shares if entity does not complete a business combination (as a percent)		100.00%
Maximum allowed dissolution expenses		$ 100,000
MedTech Acquisition Corp | Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares) | shares	25,000,000
Purchase price, per unit | $ / shares	$ 10.00
Proceeds from issuance initial public offering	$ 250,000,000
Payments for investment of cash in trust account	$ 250,000,000
MedTech Acquisition Corp | Private Placement | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of private placement warrants (in shares) | shares	4,933,333
Price of warrant | $ / shares	$ 1.50
Proceeds from sale of private placements warrants	$ 7,400,000
MedTech Acquisition Corp | Over-allotment option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares) | shares	3,000,000
Purchase price, per unit | $ / shares	$ 10.00